UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08050
The Asia Tigers Fund, Inc.

(Exact name of registrant as specified in charter)
345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)
Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, NY 10017

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-583-5000
Date of fiscal year end: October 31, 2011
Date of reporting period: July 31, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.   Schedule of Investments.
The Schedule of Investments is attached herewith.

The Asia Tigers Fund, Inc.

Schedule of Investments	July 31, 2011
(Unaudited)
COMMON STOCKS (98.09% of holdings)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	China	11.21%
	Commercial Banks — Non-US	3.93%
1,259,720	China Construction Bank Corp.		$843,033	$1,014,952
2,077,420	Industrial & Commercial Bank of China, Ltd.		1,270,023	1,580,486

			2,113,056	2,595,438

	Electrical & Electronics	1.20%
232,000	AAC Technologies Holdings, Inc.		383,635	534,572
53,387	China Digital TV Holding Co. ADR		372,720	256,791

			756,355	791,363

	Life / Health Insurance	0.31%
61,000	China Life Insurance Co., Ltd.		90,518	203,477

	Oil Companies — Integrated	2.28%
1,060,000	PetroChina Co., Ltd.		1,215,338	1,501,366

	Real Estate — Operations & Development	0.64%
262,000	Agile Property Holdings, Ltd.		409,987	423,529

	Retail — Bookstores	1.10%
1,363,000	Xinhua Winshare Publishing & Media Co., Ltd.		612,319	727,446

	Retail — Food	0.18%
54,000	Lianhua Supermarket Holdings, Ltd.		34,680	118,330

	Retail — Major Department Stores	0.25%
100,000	Intime Department Store Group Co., Ltd.		155,786	167,554

	Telecommunications Equipment	0.68%
143,142	ZTE Corp.		229,097	447,175

	Web Portals & Internet Service Providers	0.64%
4,715	Sohu.com, Inc.+		216,196	424,822

	Total China		5,833,332	7,400,500

	Hong Kong	17.83%
	Agriculture Operations	0.50%
880,000	Sinofert Holdings, Ltd.		389,454	333,055

The Asia Tigers Fund, Inc.

Schedule of Investments	July 31, 2011
(Unaudited)
COMMON STOCKS (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	Hong Kong (continued)
	Cellular Telecommunications	2.06%
136,700	China Mobile, Ltd.		$416,644	$1,360,072

	Commercial Banks — Non-US	1.52%
188,500	BOC Hong Kong (Holdings), Ltd.		503,107	563,481
41,000	Wing Hang Bank, Ltd.		311,856	440,535

			814,963	1,004,016

	Distribution & Wholesale	0.71%
275,000	Digital China Holdings, Ltd.		501,847	469,241

	Diversified Operations	2.59%
95,381	Hutchison Whampoa, Ltd.		488,441	1,111,728
59,000	Shanghai Industrial Holdings, Ltd.		186,388	214,594
52,500	Wharf Holdings, Ltd.		131,903	386,282

			806,732	1,712,604

	Finance — Other Services	0.84%
26,700	Hong Kong Exchanges & Clearing, Ltd.		220,654	551,162

	Oil Companies — Exploration & Production	2.43%
390,000	CNOOC, Ltd.		620,140	871,615
437,800	Kunlun Energy Co., Ltd.		131,421	732,428

			751,561	1,604,043

	Paper & Related Products	0.55%
719,000	Lee & Man Paper Manufacturing, Ltd.		137,618	361,598

	Real Estate — Operations & Development	1.73%
74,700	Cheung Kong Holdings, Ltd.		523,253	1,141,416

	Retail — Apparel/Shoes	0.53%
318,000	Trinity, Ltd.		307,458	352,495

	Retail — Jewelry	1.38%
174,000	Luk Fook Holdings (International), Ltd.		350,058	914,145

	Retail — Perfume / Cosmetics	0.60%
496,000	Sa Sa International Holdings, Ltd.		201,476	393,898

The Asia Tigers Fund, Inc.

Schedule of Investments	July 31, 2011
(Unaudited)
COMMON STOCKS (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	Hong Kong (concluded)
	Telecommunications Equipment	0.85%
48,000	VTech Holdings, Ltd.		$167,979	$560,395

	Traffic Management Systems	0.54%
766,000	Yuexiu Transport Infrastructure, Ltd.		428,190	354,771

	Transportation	1.00%
195,000	MTR Corp., Ltd.		533,246	661,717

	Total Hong Kong		6,551,133	11,774,628

	India	9.61%
	Appliance & Household Durables	0.82%
8,188	TTK Prestige, Ltd.+		293,100	544,634

	Applications Software	0.75%
7,913	Infosys, Ltd.		57,182	495,444

	Auto — Cars & Light Trucks	0.50%
4,780	Tata Motors, Ltd.		77,903	102,480
10,650	Tata Motors, Ltd. ADR		297,577	228,123

			375,480	330,603

	Banking	0.39%
10,824	ICICI Bank, Ltd.		265,396	254,189

	Coal	0.48%
36,061	Coal India, Ltd.		259,821	316,584

	Commercial Banks — Non-US	0.72%
67,920	Yes Bank, Ltd.		449,212	477,469

	Consumer Non-Durables	0.70%
41,857	Emami, Ltd.		395,412	463,278

	Electric — Integrated	0.58%
49,923	CESC, Ltd.		342,830	381,455

	Housewares	1.47%
182,635	HSIL, Ltd.		580,986	969,383

The Asia Tigers Fund, Inc.

Schedule of Investments	July 31, 2011
(Unaudited)
COMMON STOCKS (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	India (concluded)
	Manufacturing	0.29%
10,287	V.I.P. Industries, Ltd.		$136,056	$188,770

	Oil Refining & Marketing	1.60%
68,803	Chennai Petroleum Corp., Ltd.		357,946	340,979
38,235	Reliance Industries, Ltd.		223,632	716,160

			581,578	1,057,139

	Pharmaceuticals	0.67%
12,311	Dr. Reddy’s Laboratories, Ltd.		433,656	440,315

	Tobacco	0.64%
90,295	ITC, Ltd.		404,697	425,627

	Total India		4,575,406	6,344,890

	Indonesia	4.72%
	Building & Construction — Miscellaneous	0.93%
1,308,500	PT Jasa Marga (Persero) Tbk+		467,052	611,736

	Building Products — Cement & Aggregation	1.00%
364,000	PT Indocement Tunggal Prakarsa Tbk		551,888	661,429

	Coal	1.35%
150,000	PT Indo Tambangraya Megah Tbk		797,270	890,914

	Commercial Banks — Non-US	0.73%
523,535	PT Bank Mandiri Tbk		319,449	483,358

	Telecommunications	0.71%
698,000	PT XL Axiata Tbk		414,679	472,038

	Total Indonesia		2,550,338	3,119,475

	Malaysia	3.70%
	Commercial Banks — Non-US	0.66%
157,100	CIMB Group Holdings Bhd		97,776	437,742

	Hotel/Restaurants	1.29%
232,900	Genting Bhd		528,643	849,049

The Asia Tigers Fund, Inc.

Schedule of Investments	July 31, 2011
(Unaudited)
COMMON STOCKS (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	Malaysia (concluded)
	Metal Processors & Fabrication	0.58%
621,100	KNM Group Bhd		$503,324	$380,863

	Rubber & Vinyl	1.17%
425,600	Top Glove Corp. Bhd		318,113	772,906

	Total Malaysia		1,447,856	2,440,560

	Singapore	9.86%
	Commercial Banks — Non-US	2.66%
51,000	DBS Group Holdings, Ltd.		597,162	657,969
133,000	Oversea-Chinese Banking Corp., Ltd.		871,654	1,099,356

			1,468,816	1,757,325

	Computers — Integrated Systems	0.91%
599,000	CSE Global, Ltd.		371,990	599,622

	Diversified Operations	1.26%
90,300	Keppel Corp., Ltd.		337,535	830,422

	Energy Sources	0.72%
403,000	First Resources, Ltd.		456,514	473,724

	Food — Wholesale / Distribution	0.47%
142,000	Olam International, Ltd.		296,996	311,427

	Real Estate — Operations & Development	1.93%
384,000	Global Logistic Properties, Ltd.+		606,237	644,386
197,883	Keppel Land, Ltd.		199,677	629,609

			805,914	1,273,995

	Transportation — Marine	0.98%
619,400	Ezra Holdings, Ltd.		229,925	645,771

	Water Treatment Systems	0.93%
379,000	Hyflux, Ltd.		345,191	617,105

	Total Singapore		4,312,881	6,509,391

The Asia Tigers Fund, Inc.

Schedule of Investments	July 31, 2011
(Unaudited)
COMMON STOCKS (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	South Korea	23.05%
	Auto / Truck Parts & Equipment	2.68%
2,776	Hyundai Mobis		$649,964	$1,000,550
10,430	Kia Motors Corp.		464,672	765,704

			1,114,636	1,766,254

	Chemicals	1.63%
2,419	LG Chem, Ltd.		98,332	1,078,374

	Diversified Financial Services	2.72%
13,835	KB Financial Group, Inc.		254,239	688,929
23,142	Shinhan Financial Group Co., Ltd.		280,434	1,108,480

			534,673	1,797,409

	Electronic Components — Miscellaneous	0.66%
16,896	LG Display Co., Ltd.		433,092	435,101

	Electronic Components — Semiconductors	4.68%
3,856	Samsung Electronics Co., Ltd.		1,021,614	3,086,848

	Engineering / Research & Development Services	0.69%
1,854	Samsung Engineering Co., Ltd.		159,314	457,213

	Non-Ferrous Metals	1.17%
1,859	Korea Zinc Co., Ltd.		195,212	771,424

	Oil	0.61%
1,938	SK Innovation Co., Ltd.		376,811	400,725

	Property & Casualty Insurance	1.39%
4,070	Samsung Fire & Marine Insurance Co., Ltd.		738,343	920,701

	Retail — Major Department Stores	1.74%
6,586	Hyundai Department Store Co., Ltd.		759,592	1,149,411

	Retail — Miscellaneous / Diversified	1.39%
3,425	CJ O Shopping Co., Ltd.		308,383	917,730

	Shipbuilding	1.70%
1,293	Hyundai Heavy Industries Co., Ltd.		428,799	500,374

The Asia Tigers Fund, Inc.

Schedule of Investments	July 31, 2011
(Unaudited)
COMMON STOCKS (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	South Korea (concluded)
	Shipbuilding (concluded)
15,230	Samsung Heavy Industries Co., Ltd.		$198,986	$620,438

			627,785	1,120,812

	Steel — Producers	0.82%
1,227	POSCO		113,010	540,588

	Web Portals & Internet Service Providers	1.17%
3,893	NHN Corp.+		427,456	775,425

	Total South Korea		6,908,253	15,218,015

	Taiwan	14.54%
	Building Products — Cement & Aggregation	1.12%
467,407	Taiwan Cement Corp.		277,190	739,150

	Circuit Boards	0.63%
104,000	Tripod Technology Corp.		454,935	412,963

	Computers	1.62%
154,812	Advantech Co., Ltd.+		155,158	523,458
325,000	Wistron Corp.		597,664	546,635

			752,822	1,070,093

	Diversified Financial Services	1.22%
493,020	Fubon Financial Holding Co., Ltd.		278,228	803,591

	Electronic Components & Instruments	0.63%
250,143	WPG Holdings Co., Ltd.		364,613	418,127

	Electronic Components — Miscellaneous	2.51%
79,300	Asustek Computer, Inc.		520,785	638,019
356,243	Hon Hai Precision Industry Co., Ltd.		419,903	1,016,760

			940,688	1,654,779

	Electronic Components — Semiconductors	0.40%
29,196	MediaTek, Inc.		290,517	261,732

	Manufacturing	0.59%
50,000	AirTac International Group		307,882	390,144

The Asia Tigers Fund, Inc.

Schedule of Investments	July 31, 2011
(Unaudited)
COMMON STOCKS (concluded)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	Taiwan (concluded)
	Metal Processors & Fabrication	1.32%
100,000	Catcher Technology Co., Ltd.		$305,236	$873,923

	Power Conversion & Supply Equipment	0.49%
91,659	Delta Electronics, Inc.		184,455	324,226

	Semiconductor Equipment — Integrated Circuits	4.01%
149,930	Powertech Technology, Inc.		309,318	431,038
888,583	Taiwan Semiconductor Manufacturing Co., Ltd.		1,284,308	2,218,722

			1,593,626	2,649,760

	Total Taiwan		5,750,192	9,598,488

	Thailand	2.94%
	Commercial Banks — Non-US	1.01%
140,900	Kasikornbank PCL		587,131	666,116

	Oil	0.70%
180,100	Thai Oil PCL		502,391	463,459

	Real Estate — Operations & Development	0.43%
750,000	L.P.N. Development PCL		218,837	284,158

	Retail — Convenience Stores	0.80%
319,800	CP ALL PCL		358,479	530,766

	Total Thailand		1,666,838	1,944,499

	United Kingdom	0.63%
	Diversified Financial Services	0.63%
8,522	HSBC Holdings PLC-ADR		325,847	416,470

	Total United Kingdom		325,847	416,470

	TOTAL COMMON STOCKS		39,922,076	64,766,916

The Asia Tigers Fund, Inc.

Schedule of Investments	July 31, 2011
(Unaudited)
REPURCHASE AGREEMENT (1.91% of holdings)

PRINCIPAL		PERCENT OF
AMOUNT	SECURITY	HOLDINGS	COST	VALUE

	United States	1.91%
$1,262,176	State Street Bank, 0.01% dated 07/29/11, due 08/01/11 proceeds at maturity $1,262,177 (Collateralized by $1,265,000 U.S. Treasury Note, 1.375%, due 05/15/13, Market Value $1,291,770)		$1,262,176	$1,262,176

	Total United States		1,262,176	1,262,176

	TOTAL REPURCHASE AGREEMENT		1,262,176	1,262,176

	TOTAL INVESTMENTS++	100.00%	$41,184,252	$66,029,092

Footnotes and Abbreviations

ADR	American Depository Receipts.

+	Non-Income producing security.

++	As of April 30, 2011, the aggregate cost for federal income tax purposes was $43,727,411. The aggregate gross unrealized appreciation (depreciation) for all securities were as follows:

Excess of value over tax cost	$28,199,266
Excess of tax cost over value	(52,670)

$28,146,596

These temporary differences in book and tax cost were due to wash sale loss deferrals.

Supplemental Information to the Schedule of Investments
Fair Value Measurements:
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:
Level 1 — price quotations in active markets/exchanges for identical securities
Level 2 — other significant observable inputs (including, but not limited to quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions used in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Investment Manager. The Investment Manager considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s securities as of July 31, 2011, is as follows:

	Fair Value at Reporting Date Using
		Quoted Prices in	Significant Other	Significant
		Active Markets for	Observable	Unobservable
	Value at	Identical Assets	Inputs	Inputs
	July 31, 2011	(Level 1)	(Level 2)	(Level 3)
Common Stocks
Total Common Stocks	$64,766,916	$64,482,758	$284,158	$0

Repurchase Agreements
Total Repurchase Agreements	$1,262,176	$0	$1,262,176	$0

Total*	$66,029,092	$64,482,758	$1,546,334	$0

*	See Schedule of Investments for identification of securities by security type and country and industry classification.

The following is reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Investments in
Debt Securities
Pharmaceuticals
Balance, as of October 31, 2010	$0
Realized gain (loss)	4,590
Change in unrealized appreciation (depreciation)	0
Net purchases (sales)	(4,590)
Net transfers in/out of Level 3	0

Balance, as of July 31, 20111	$0

Financial Derivative Instruments:
Effective January 1, 2009, the Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose a) how and why an entity uses derivative instruments, b) how derivative instruments and related hedged items are accounted for, and c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. The adoption of the additional disclosure requirements did not materially impact the Fund’s financial statements. At July 31, 2011, the Fund held no derivative instruments.

Item 2.   Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3.   Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)       The Asia Tigers Fund, Inc.

By (Signature and Title)*		/s/ Prakash A. Melwani
Prakash A. Melwani, President
(principal executive officer)

Date	9-12-2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Prakash A. Melwani
Prakash A. Melwani, President
(principal executive officer)

Date	9-12-2011

By (Signature and Title)*		/s/ Joseph M. Malangoni
Joseph M. Malangoni, Treasurer and Vice President
(principal financial officer)

Date	9-12-2011

*	Print the name and title of each signing officer under his or her signature.